Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 701,190,066		$ 573,528,878	$ 588,106,180
Additions	193,815,932		233,591,696	226,227,083
Retirements	(72,079,914)		(92,981,332)	(104,791,205)
Business combinations	746,007		1,963,996	5,329,213
Spin-off effects				(5,588,120)
Effect of translation of foreign subsidiaries	(12,122,813)		112,749,172	(25,598,870)
Depreciation of the year	(135,206,080)		(127,662,344)	(110,155,403)
Ending balance	676,343,198	$ 34,182	701,190,066	573,528,878
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,256,341,372		861,840,855	864,587,479
Additions	193,815,932		233,591,696	226,227,083
Retirements	(99,444,894)		(121,078,982)	(141,301,400)
Business combinations	746,007		1,963,996	5,329,213
Spin-off effects				(12,991,776)
Effect of translation of foreign subsidiaries	(48,179,503)		280,023,807	(80,009,744)
Ending balance	1,303,278,914		1,256,341,372	861,840,855
Cost [member] | Network in operation in operation and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	971,276,013		641,384,702	642,617,237
Additions	78,272,882		101,794,197	78,632,899
Retirements	(21,657,715)		(8,963,076)	(16,061,956)
Business combinations	599,306		1,873,445	4,293,671
Effect of translation of foreign subsidiaries	(38,824,540)		235,186,745	(68,097,149)
Ending balance	989,665,946		971,276,013	641,384,702
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,135,411		54,794,386	56,463,536
Additions	2,858,996		2,900,511	2,559,088
Retirements	(415,219)		(2,845,298)	(2,492,288)
Business combinations	27,686		3,839	54,902
Effect of translation of foreign subsidiaries	(2,022,685)		7,281,973	(1,790,852)
Ending balance	62,584,189		62,135,411	54,794,386
Cost [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	144,927,016		106,468,602	105,550,807
Additions	19,287,525		24,368,918	27,711,493
Retirements	(8,112,571)		(10,717,096)	(10,169,829)
Business combinations	80,734		69,937	820,329
Spin-off effects				(12,643,381)
Effect of translation of foreign subsidiaries	(5,866,897)		24,736,655	(4,800,817)
Ending balance	150,315,807		144,927,016	106,468,602
Cost [member] | Construction in process and advances plant suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49,719,884		38,850,776	39,107,185
Additions	66,383,381		70,517,319	72,899,705
Retirements	(41,279,573)		(70,911,593)	(68,666,020)
Business combinations	34,705		11,255	160,311
Spin-off effects				(348,395)
Effect of translation of foreign subsidiaries	(737,023)		11,252,127	(4,302,010)
Ending balance	74,121,374		49,719,884	38,850,776
Cost [member] | Inventories for operation of network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,283,048		20,342,389	20,848,714
Additions	27,013,148		34,010,751	44,423,898
Retirements	(27,979,816)		(27,641,919)	(43,911,307)
Business combinations	3,576		5,520
Effect of translation of foreign subsidiaries	(728,358)		1,566,307	(1,018,916)
Ending balance	26,591,598		28,283,048	20,342,389
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	555,151,306		288,311,977	276,481,299
Retirements	(27,364,980)		(28,097,650)	(36,510,195)
Spin-off effects				(7,403,656)
Effect of translation of foreign subsidiaries	(36,056,690)		167,274,635	(54,410,874)
Depreciation of the year	135,206,080		127,662,344	110,155,403
Ending balance	626,935,716		555,151,306	288,311,977
Accumulated depreciation [member] | Network in operation in operation and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	495,887,086		236,731,728	234,527,131
Retirements	(21,214,724)		(1,968,376)	(31,529,529)
Spin-off effects				(7,403,656)
Effect of translation of foreign subsidiaries	(32,860,339)		153,147,349	(51,082,202)
Depreciation of the year	110,533,486		107,976,385	92,219,984
Ending balance	552,345,509		495,887,086	236,731,728
Accumulated depreciation [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,459,697		47,057,084	38,276,028
Retirements	(4,572,509)		(25,099,710)	(4,533,893)
Effect of translation of foreign subsidiaries	(2,251,958)		10,396,438	(1,995,119)
Depreciation of the year	21,724,299		16,105,885	15,310,068
Ending balance	63,359,529		48,459,697	47,057,084
Accumulated depreciation [member] | Inventories for operation of network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	323,201		(44,423)	(50,265)
Retirements	(9,205)		(54,280)	(13,405)
Effect of translation of foreign subsidiaries	(4,339)		20,896	1,409
Depreciation of the year	265,736		401,008	17,838
Ending balance	575,393		323,201	(44,423)
Accumulated depreciation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,481,322		4,567,588	3,728,405
Retirements	(1,568,542)		(975,284)	(433,368)
Effect of translation of foreign subsidiaries	(940,054)		3,709,952	(1,334,962)
Depreciation of the year	2,682,559		3,179,066	2,607,513
Ending balance	$ 10,655,285		$ 10,481,322	$ 4,567,588